Business Combination - Summary Of Common Stock Issued In Consummation Of Business Combination (Details)	12 Months Ended
Dec. 31, 2021 shares
Blue Water shares outstanding prior to the Business Combination
Blue Water shares outstanding prior to the Business Combination	0
Total shares of the Company's common stock outstanding immediately following the Business Combination	24,025,817
Business Combination [Member]
Blue Water shares outstanding prior to the Business Combination
Blue Water shares outstanding prior to the Business Combination	3,839,469
Conversion of Legacy Clarus convertible notes	8,529,846
Conversion of additional capital provided by Old Clarus convertible note and senior note holders	2,549,938
Conversion of Senior Secured Note principal and royalty rights for common stock	1,905,000
Total shares of the Company's common stock outstanding immediately following the Business Combination	21,725,817
Business Combination [Member] | Series D Preferred Stock [Member]
Blue Water shares outstanding prior to the Business Combination
Conversion of Legacy Clarus Series D Preferred Stock	4,901,564